Expense Example - Main International ETF - Main International ETF	Apr. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,091